TANGIBLE ASSETS - Reconciliation of Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	[1],[2]	$ 8,512	$ 4,419
Ending balance		8,515	8,512	[1],[2]	$ 4,419	[1],[2]
Assets pledged as security		7	6		7
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,986	2,060
Ending balance		4,853	4,986		2,060
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,818	1,253
Ending balance		1,817	1,818		1,253
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		922	617
Ending balance		871	922		617
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		674	385
Ending balance		875	674		385
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		112	104
Ending balance		99	112		104
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		16,290	11,847		11,083
Additions		1,449	1,088		1,042
Acquired through business combination		159	3,677
Disposals		(93)	(24)		(94)
Disposal of subsidiary		(956)
Derecognition of assets		(522)	(85)		(188)
Transfers and other movements		(32)	2		5
Transfer to assets held for sale		(20)
Translation		157	(215)		(1)
Ending balance		16,432	16,290		11,847
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		9,371	6,123		5,291
Additions		406	426		423
Acquired through business combination		0	2,784
Disposals		(12)	(6)		(2)
Disposal of subsidiary		(521)
Derecognition of assets		(438)	(4)		(5)
Transfers and other movements		346	248		415
Transfer to assets held for sale		0
Translation		139	(200)		1
Ending balance		9,291	9,371		6,123
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,965	4,338		4,099
Additions		28	4		10
Acquired through business combination		0	469
Disposals		(81)	(18)		(43)
Disposal of subsidiary		(204)
Derecognition of assets		(80)	(81)		(183)
Transfers and other movements		332	262		456
Transfer to assets held for sale		0
Translation		8	(9)		(1)
Ending balance		4,968	4,965		4,338
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,103	803		807
Additions		0	0		0
Acquired through business combination		158	297
Disposals		0	0		(4)
Disposal of subsidiary		(210)
Derecognition of assets		(1)	0		0
Transfers and other movements		89	(7)		0
Transfer to assets held for sale		(3)
Translation		3	(4)		0
Ending balance		1,139	1,103		803
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		727	467		757
Additions		1,005	651		607
Acquired through business combination		0	127
Disposals		0	0		(23)
Disposal of subsidiary		(9)
Derecognition of assets		(3)	0		0
Transfers and other movements		(799)	(516)		(873)
Transfer to assets held for sale		0
Translation		7	(2)		(1)
Ending balance		928	727		467
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		124	116		129
Additions		10	7		2
Acquired through business combination		1	0
Disposals		0	0		(22)
Disposal of subsidiary		(12)
Derecognition of assets		0	0		0
Transfers and other movements		0	1		7
Transfer to assets held for sale		(17)
Translation		0	0		0
Ending balance		106	124		116
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(7,778)	(7,428)		(6,875)
Amortisation for the year		1,188	668		582
Impairment of assets		98			220
Impairment reversal of assets		(53)	(60)		(35)
Disposals		91	24		57
Disposal of subsidiary		604
Derecognition of assets		511	70		152
Transfers and other movements		1	0		9
Transfer to assets held for sale		3			0
Translation		(116)	164		(4)
Ending balance		(7,917)	(7,778)		(7,428)
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(4,385)	(4,063)		(3,602)
Amortisation for the year		854	473		410
Impairment of assets		0			77
Impairment reversal of assets		(38)	(2)		(27)
Disposals		12	6		2
Disposal of subsidiary		420
Derecognition of assets		437	3		3
Transfers and other movements		0	(13)		(2)
Transfer to assets held for sale		0			0
Translation		(106)	153		(4)
Ending balance		(4,438)	(4,385)		(4,063)
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(3,147)	(3,085)		(3,052)
Amortisation for the year		334	195		171
Impairment of assets		0			72
Impairment reversal of assets		(13)	(30)		(7)
Disposals		79	18		43
Disposal of subsidiary		173
Derecognition of assets		73	67		149
Transfers and other movements		0	13		11
Transfer to assets held for sale		0			0
Translation		(8)	5		0
Ending balance		(3,151)	(3,147)		(3,085)
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(181)	(186)		(187)
Amortisation for the year		0	0		1
Impairment of assets		98			1
Impairment reversal of assets		0	0		0
Disposals		0	0		3
Disposal of subsidiary		8
Derecognition of assets		1	0		0
Transfers and other movements		1	0		0
Transfer to assets held for sale		3			0
Translation		(2)	5		0
Ending balance		(268)	(181)		(186)
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(53)	(82)		(26)
Amortisation for the year		0	0		0
Impairment of assets		0			56
Impairment reversal of assets		0	(28)		0
Disposals		0	0		0
Disposal of subsidiary		0
Derecognition of assets		0	0		0
Transfers and other movements		0	0		0
Transfer to assets held for sale		0			0
Translation		0	1		0
Ending balance		(53)	(53)		(82)
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(12)	(12)		(8)
Amortisation for the year		0	0		0
Impairment of assets		0			14
Impairment reversal of assets		(2)	0		(1)
Disposals		0	0		9
Disposal of subsidiary		3
Derecognition of assets		0	0		0
Transfers and other movements		0	0		0
Transfer to assets held for sale		0			0
Translation		0	0		0
Ending balance		$ (7)	$ (12)		$ (12)

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.